Warrants - Fair Value of Warrant Liabilities (Details) - Common Stock Purchase Warrants - USD ($) $ in Thousands	11 Months Ended	12 Months Ended	26 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Mar. 31, 2025
Warrants
Fair value at beginning of period	$ 20	$ 72	$ 20
Fair value of liability warrants in excess of proceeds, at issuance	(164)
Exercises of liability warrants	(6,249)
Gain on changes in fair value of liability warrants	$ (3,878)	$ (52)	(3,662)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value at end of period	$ 72	$ 20	$ 1,116